Expense Example, No Redemption - Federated Hermes Kaufmann Large Cap Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	664	904	1,163	1,903	197	609	1,047	2,264	163	505	871	1,900	95	296	515	1,143	89	278	482	1,073